SCHEDULE OF STOCK OPTION ACTIVITIES (Details) - USD ($)		6 Months Ended	12 Months Ended
		Sep. 30, 2025	Mar. 31, 2025		Mar. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price, beginning			$ 2.3
Number of options, Cancelled			931,000
Weighted average exercise price, ending					$ 2.3
Equity Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options, beginning		3,067,830	1,239,873		1,264,890
Weighted average exercise price, beginning		$ 1.14	$ 9.39		$ 9.29
Weighted average remaining contractual term beginning			5 years 4 months 6 days		6 years 3 months 18 days
Aggregate intrinsic value, beginning		$ 1,078,756 [1]	$ 9,705,937	[1],[2]	$ 8,185,321	[2]
Number of options, Adjustment for rounding effect of Reverse Split					12,655
Weighted average exercise price, Adjustment for rounding effect of Reverse Split
Number of options, Granted			2,836,176		7,210
Weighted average exercise price, Granted			$ 0.5		$ 2.77
Weighted average remaining contractual term granted			7 days		9 years 3 days
Number of options, Cancelled			(931,000)
Weighted average exercise price, Cancelled			$ 9.32
Weighted average remaining contractual term Cancelled			4 years 2 months 26 days
Number of options, Expired			(57,582)		(39,520)
Weighted average exercise price, Expired			$ 0.56		$ 3.89
Weighted average remaining contractual term expired			2 months 1 day		3 years 9 months 3 days
Number of options, Forfeited			(19,637)		(5,362)
Weighted average exercise price, Forfeited			$ 0.37		$ 12.30
Weighted average remaining contractual term forfeited			2 years 4 months 2 days		8 years 10 months 6 days
Number of options, ending		3,067,830	3,067,830		1,239,873
Weighted average exercise price, ending		$ 1.14	$ 1.14		$ 9.39
Weighted average remaining contractual term ending			1 year 9 months 7 days		5 years 4 months 6 days
Aggregate intrinsic value, ending	[1]		$ 1,078,756		$ 9,705,937	[2]
Number of options, Vested and expected to vest			3,067,830	[3]	1,239,873
Weighted average exercise price, Vested and expected to vest			$ 1.14		$ 9.32
Weighted average remaining contractual term vested and expected to vest			1 year 9 months 7 days		5 years 4 months 6 days
Aggregate intrinsic value, Vested and expected to vest			$ 1,078,756	[1]	$ 9,806,024	[2]
Number of options, Vested and exercisable			2,611,411	[3]	1,134,642
Weighted average exercise price, Vested and exercisable			$ 1.17		$ 9.62
Weighted average remaining contractual term vested and exercisable			5 months 4 days		5 years 1 month 6 days
Aggregate intrinsic value, Vested and exercisable			$ 805,181	[1]	$ 9,320,582	[2]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of March 31, 2025 and fair value of common stock adjusted.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of our common stock as of March 31, 2024 and fair value of common stock adjusted for the Reverse Split as of March 31, 2023 of $1.48 and $2.81 per share, respectively.
[3]	This includes 1,200,000 options granted to employees from the 2023 Equity Incentive Plan, discussed below.